Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Details
Cash and Cash Equivalents	$ 40,501,929	$ 56,499,440
Restricted Cash	8,036,687	5,750,359
Total Cash, Cash Equivalents and Restricted Cash	$ 48,538,616	$ 62,249,799